UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515-245-2459
Signature, Place, and Date of Signing:

JOHN LEPLEY    DES MOINES, IA    04/08/2008

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           21
Form 13F Information Table Value Total:           $ 6,999

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AMERICAN INTERNATIONAL GROUP     COM          026874107       206     4767 SH        SOLE             4767
  ANHEUSER BUSCH                   COM          035229103       572    12054 SH        SOLE             12054
  BAC                              PRE          055184204       213    10000 SH        SOLE             10000
  CITIGROUP                        PRE          17307Q205       786    40000 SH        SOLE             40000
  EMERSON ELECTRIC                 COM          291011104       239     4635 SH        SOLE             4635
  EXXON MOBIL                      COM          30231G102       387     4580 SH        SOLE             4580
  GENERAL ELECTRIC CO.             COM          369604103       515    13904 SH        SOLE             13904
  HILLS BANCORPORATION             COM          431643105       220     3600 SH        SOLE             3600
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       231     2004 SH        SOLE             2004
  ISHARES                          MUT          464287507       554     7120 SH        SOLE             7120
  JOHNSON & JOHNSON                COM          478160104       414     6376 SH        SOLE             6376
  MCDONALDS CORP                   COM          580135101       267     4794 SH        SOLE             4794
  MICROSOFT CORP                   COM          594918104       299    10533 SH        SOLE             10533
  PEPSICO INC                      COM          713448108       496     6863 SH        SOLE             6863
  PROCTER & GAMBLE                 COM          742718109       391     5584 SH        SOLE             5584
  U S BANCORP                      COM          902973304       301     9304 SH        SOLE             9304
  USB CAPITAL                      PRE          903301208       201    10000 SH        SOLE             10000
  UNITED TECHNOLOGIES              COM          913017109       227     3300 SH        SOLE             3300
  WAL-MART                         COM          931142103       209     3959 SH        SOLE             3959
  WELLS FARGO                      COM          949746101       271     9315 SH        SOLE             9315
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000